Loans from Investors (Tables)	12 Months Ended
Dec. 31, 2024
Loans from Investors [Abstract]
Schedule of Investor Loan Activity	The following is a summary of investor loan activity for the years ended December 31, 2024, 2023, and 2022:
As of January 1, 2022	-
Transfer from loans and financing	320
Additions	4,750
Interest accrual	179
As of December 31, 2022	5,249
Additions	7,407
Amortization	(320)
Interest accrual	1,564
As of December 31, 2023	13,901
Additions	4,750
Interest accrual	3,382
As of December 31, 2024	22,033